Total Capital and Net Income (Loss) Per Common Unit - Summary of Issuances of Common Units, Excluding Units from COP (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2013
General partner's interest	2.00%
General Partner [Member]
General partner's interest	2.00%